Consolidated Statements of Changes in Stockholder's Equity - USD ($) $ in Thousands		Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Balance at the beginning of the period at Dec. 31, 2013		$ 803,962	$ 5,000	$ 515,630	$ 103,231	$ 180,101
Equity
Net income		69,178			69,178
Dividends		(97,000)			(97,000)
Other comprehensive income (loss)		103,717				103,717
Balance at the end of the period at Dec. 31, 2014		879,857	5,000	515,630	75,409	283,818
Equity
Net income		74,101			74,101
Dividends		(83,000)			(83,000)
Other comprehensive income (loss)		(100,283)				(100,283)
Balance at the end of the period at Dec. 31, 2015		770,675	5,000	515,630	66,510	183,535
Equity
Net income		309,508			309,508
Dividends	[1]	(890,000)		(513,982)	$ (376,018)
Capital contribution from affiliated entity		54,271		54,271
Other comprehensive income (loss)		(79,814)				(79,814)
Balance at the end of the period at Dec. 31, 2016		$ 164,640	$ 5,000	$ 55,919		$ 103,721

[1]	Dividends are required to be deducted from retained earnings and when depleted, deducted from additional paid-in capital.